Note 4 - Summary of Significant Accounting Policies (Details Textual) - CAD ($)	Sep. 30, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets	$ 320,454	$ 289,825
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			3.75%
Total lease liabilities	$ 289,825	$ 338,854	$ 436,455